CONCENTRATIONS (Tables)	6 Months Ended
Jun. 30, 2014
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
The following represents the revenues by product line, all derived from China:

	For the six months ended
	June 30,
	2014	2013
Products Line	US$	US$

Medical Devices	6,257,359	7,138,474
Respiratory and Oxygen Homecare	19,901	1,186,908
	6,277,260	8,325,382